American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2026

Global Gold Fund - Schedule of Investments
MARCH 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 11.8%
Capricorn Metals Ltd.	1,421,000	11,237,209
Catalyst Metals Ltd.(1)(2)	1,026,200	4,626,774
Evolution Mining Ltd.	3,430,149	30,887,505
Genesis Minerals Ltd.(1)	2,977,700	12,530,242
Greatland Resources Ltd.(1)	692,800	5,641,794
Kingsgate Consolidated Ltd.	1,913,600	5,970,042
Northern Star Resources Ltd.	2,632,633	38,270,050
Ora Banda Mining Ltd.(1)	4,766,300	3,950,168
Pantoro Gold Ltd.(1)	2,295,000	5,355,659
Perseus Mining Ltd.	5,203,400	19,063,860
Ramelius Resources Ltd.	2,359,848	6,143,773
Regis Resources Ltd.	5,323,500	25,232,192
Resolute Mining Ltd.(1)	11,090,700	10,966,852
Vault Minerals Ltd.	3,422,192	10,211,316
West African Resources Ltd.(1)	3,110,400	7,091,743
Westgold Resources Ltd.	3,987,000	16,773,351
		213,952,530
Brazil — 1.3%
Aura Minerals, Inc.	285,500	23,296,800
Canada — 49.3%
Agnico Eagle Mines Ltd.	552,173	112,080,075
Alamos Gold, Inc., Class A	951,500	42,275,145
Allied Gold Corp. (New York)(1)(2)	400,900	12,443,936
Andean Precious Metals Corp.(1)(2)	2,367,543	11,828,354
Aris Mining Corp.(1)	631,900	11,734,383
B2Gold Corp.	5,238,700	23,731,311
Barrick Mining Corp.	2,452,020	100,017,896
Centerra Gold, Inc.	483,300	8,597,907
Discovery Silver Corp.(1)	540,000	3,470,347
DPM Metals, Inc.	720,700	25,375,520
Eldorado Gold Corp.	154,900	5,317,717
Endeavour Silver Corp.(1)	1,239,200	11,536,952
Equinox Gold Corp.	511,200	7,391,952
First Majestic Silver Corp.	327,300	7,030,404
Fortuna Mining Corp.(1)	1,164,700	11,565,471
Franco-Nevada Corp.	303,300	74,930,265
Galiano Gold, Inc.(1)(2)	3,639,120	9,103,686
IAMGOLD Corp.(1)	2,187,000	41,159,340
Jaguar Mining, Inc.(1)	250,100	1,269,288
K92 Mining, Inc.(1)	1,535,400	26,059,086
Kinross Gold Corp.	3,347,057	102,152,180
Lundin Gold, Inc.	135,700	10,370,402
Novagold Resources, Inc.(1)	95,300	858,392
OceanaGold Corp.	1,092,266	34,438,061
OR Royalties, Inc.	280,100	10,649,402
Orla Mining Ltd.(2)	1,152,000	18,525,081
Pan American Silver Corp.	786,263	42,953,548
Rio2 Ltd.(1)	883,000	1,726,518
SSR Mining, Inc.(1)	979,600	28,800,240

Torex Gold Resources, Inc.	384,664	17,655,666
Victoria Gold Corp./Vancouver(1)(2)	473,000	3,400
Wesdome Gold Mines Ltd.(1)	694,500	12,401,251
Wheaton Precious Metals Corp.	476,100	62,373,861
		889,827,037
China — 5.1%
Lingbao Gold Group Co. Ltd., Class H(2)	2,530,000	8,542,643
Zhaojin Mining Industry Co. Ltd., H Shares	2,887,000	11,994,177
Zijin Gold International Co. Ltd.(1)	355,976	8,101,588
Zijin Mining Group Co. Ltd., H Shares	13,960,000	62,798,988
		91,437,396
Colombia — 0.3%
Mineros SA	1,313,300	4,531,551
Japan — 0.1%
ARE Holdings, Inc.	106,500	2,322,964
Mexico — 0.4%
Industrias Penoles SAB de CV(1)(2)	152,700	6,807,048
Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	106,600	3,841,864
South Africa — 12.5%
Anglogold Ashanti PLC (New York)	835,622	81,356,158
DRDGOLD Ltd., ADR	439,000	12,893,430
Gold Fields Ltd., ADR	1,916,400	87,004,560
Harmony Gold Mining Co. Ltd., ADR	2,022,800	31,090,436
Impala Platinum Holdings Ltd.(2)	211,500	3,007,945
Northam Platinum Holdings Ltd.	213,500	4,356,405
Sibanye Stillwater Ltd.(2)	2,044,900	6,276,760
		225,985,694
United Kingdom — 5.6%
AltynGold PLC(1)	397,000	5,911,125
Endeavour Mining PLC	603,404	36,179,949
Fresnillo PLC	408,600	18,111,616
Hochschild Mining PLC	1,785,500	14,286,221
Pan African Resources PLC	14,193,200	26,544,498
		101,033,409
United States — 12.9%
Coeur Mining, Inc.(1)	1,195,864	22,446,367
Hecla Mining Co.	848,400	15,805,692
Newmont Corp.	1,440,680	155,953,610
Royal Gold, Inc.	155,021	39,451,294
		233,656,963
TOTAL COMMON STOCKS (Cost $669,196,568)		1,796,693,256
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,714	13,714
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,107,412	3,107,412
		3,121,126
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $11,772,052), at 3.66%, dated 3/31/26, due 4/1/26 (Delivery value $11,542,173)		11,541,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,662,126)		14,662,126
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $683,858,694)		1,811,355,382
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,909,528)
TOTAL NET ASSETS — 100.0%		$1,805,445,854

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $17,122,354. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,784,435, which includes securities collateral of $14,677,023.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$213,952,530	—
Canada	$716,741,985	173,085,052	—
China	—	91,437,396	—
Colombia	—	4,531,551	—
Japan	—	2,322,964	—
Mexico	—	6,807,048	—
South Africa	212,344,584	13,641,110	—
United Kingdom	—	101,033,409	—
Other Countries	260,795,627	—	—
Short-Term Investments	3,121,126	11,541,000	—
	$1,193,003,322	$618,352,060	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.